Organization and Principal Activities	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Organization and Principal Activities
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Momo Inc. (the “Company”, formerly known as Momo Technology Company Limited) is the holding company for a group of companies, which is incorporated in the British Virgin Islands (“BVI”) on November 23, 2011. In July 2014, the Company was redomiciled in the Cayman Islands as an exempted company registered under the laws of the Cayman Islands, and was renamed Momo Inc. The Company, its subsidiaries, its consolidated variable interest entity (“VIE”) and VIE’s subsidiary (collectively the “Group”) are principally engaged in providing mobile-based social networking services. The Group started its operation in July 2011. The Group started its monetization by introducing fee based membership subscription services and emoticons in the third quarter of 2013 as well as by offering the platform for mobile games in the fourth quarter of 2013.

As of December 31, 2014, details of the Company’s subsidiaries, VIE and VIE’s subsidiary are as follows:

			Percentage
	Date of	Place of	of economic
	incorporation	incorporation	ownership
Subsidiaries
Momo Technology HK Company Limited (“Momo HK”)	December 5, 2011	Hong Kong	100%
Beijing Momo Information Technology Company Limited (“Beijing Momo IT”)	March 9, 2012	PRC	100%
Momo Technology Overseas Holding Company Limited (“Momo BVI”)	March 5, 2014	BVI	100%
Momo Information Technologies Corp. (“Momo US”)	March 7, 2014	US	100%
VIE
Beijing Momo Technology Co., Ltd. (“Beijing Momo”)	July 7, 2011	PRC	N/A *
VIE’s subsidiary
Chengdu Momo Technology Co., Ltd. (“Chengdu Momo”)	May 9, 2013	PRC	N/A *

*	These entities are controlled by the Company pursuant to the contractual arrangements disclosed below.

The Company was established on November 23, 2011 with share capital of $15, which was 65% owned by Mr. Yan Tang, 20% owned by Mr. Yong Li, 8% owned by Mr. Xiaoliang Lei, and 7% owned by Mr. Zhiwei Li, (Yan Tang, Yong Li, Xiaoliang Lei and Zhiwei Li are collectively referred to “Founders”) as a vehicle for the group reorganization.

The Group commenced its business in China in July 2011 through Beijing Momo which has subsequently become the Group’s VIE through the contractual arrangements described below in “the VIE arrangements”.

Beijing Momo was established by Founders in Beijing, the People’s Republic of China (“PRC”), as a limited liability company on July 7, 2011, which was 65% owned by Mr. Yan Tang, 20% owned by Mr. Yong Li, 8% owned by Mr. Xiaoliang Lei, and 7% owned by Mr. Zhiwei Li. Beijing Momo and its subsidiary principally engaged in the provision of substantially all of the Group’s services in the PRC.

The Company owns 100% of the equity interests in Momo HK, an intermediate holding company incorporated in Hong Kong on December 5, 2011, which owns 100% of the equity interests in Beijing Momo IT, a wholly foreign-owned enterprise (“WFOE”), incorporated in the PRC by the Company on March 9, 2012.

The Company entered into group reorganization by way of entering into a series of contractual arrangements between its WFOE, VIE and the Company on April 18, 2012. Immediately after the reorganization, Founders controlled the Company, WFOE and Beijing Momo; therefore, the reorganization was accounted for as a transaction among entities under common control. Accordingly, the accompanying audited consolidated financial statements have been prepared by using historical cost basis and include the assets, liabilities, revenue, expenses and cash flows that were directly attributable to Beijing Momo for all periods presented.

In December, 2014, the Company completed its IPO and a concurrent private placement, upon which the Company’s ordinary shares were divided into Class A ordinary shares and Class B ordinary shares. Holders of Class A ordinary shares are entitled to one vote per share, while holders of Class B ordinary shares are entitled to ten votes per share. Each Class B ordinary share is convertible into one Class A ordinary share at any time by the holder thereof, while Class A ordinary shares are not convertible to Class B ordinary shares under any circumstances. The Company newly issued 45,688,888 Class A ordinary shares, consisting of (i) 36,800,000 Class A ordinary shares offered through IPO, and (ii) 8,888,888 Class A ordinary shares issued in connection with the concurrent private placement. All of the Company’s Series A, Series B, Series C and Series D preferred shares were automatically converted upon IPO into 200,718,811 Class A ordinary shares.

The VIE arrangements

PRC regulations currently limit direct foreign ownership of business entities providing value-added telecommunications services, advertising services and internet services in the PRC where certain licenses are required for the provision of such services. To comply with these PRC regulations, Beijing Momo IT and Beijing Momo’s shareholders entered into various contractual arrangements whereby the shareholders’ claim to the economic benefits of Beijing Momo and their ability to control the activities of Beijing Momo were transferred to Beijing Momo IT.

The Group provides substantially all of its services in China through Beijing Momo and its subsidiary, which hold the operating licenses and approvals to enable the Group to provide such mobile internet content services in the PRC. The equity interests of Beijing Momo are legally held by certain employees and shareholders of the Company (“Nominee Shareholders”).

The Company obtained control over Beijing Momo through Beijing Momo IT on April 18, 2012 by entering into a series of contractual arrangements between Beijing Momo IT, Beijing Momo and its Nominee Shareholders that enable the Company to (1) have power to direct the activities that most significantly affects the economic performance of the VIE, and (2) receive the economic benefits of the VIE that could be significant to the VIE. Accordingly, the Company is considered the primary beneficiary of the VIE and has consolidated the VIE’s financial results of operations, assets and liabilities in the Company’s consolidated financial statements. In making the conclusion that the Company is the primary beneficiary of the VIE, the Company’s rights under the Power of Attorney also provide the Company’s abilities to direct the activities that most significantly impact the VIE’s economic performance. The Company also believes that this ability to exercise control ensures that the VIE will continue to execute and renew the Exclusive Technology Consulting and Management Services Agreement and pay service fees to the Company. By charging service fees in whatever amounts the Company deems fit, and by ensuring that the Exclusive Technology Consulting and Management Services Agreement is executed and renewed indefinitely, the Company has the rights to receive substantially all of the economic benefits from the VIE.

To further strengthen the Company’s corporate structure, the Group amended its Power of Attorney, Exclusive Call Option Agreement and Equity Interest Pledge Agreement with the Nominee Shareholders and also entered into the Spousal Consent letters with the Nominee Shareholders in April 2014, and amended Exclusive Cooperation Agreements and Supplemental Agreements in August 2014. There was no substantial change to the term and condition of the VIE agreements and has no effect to the Company’s VIE consolidation.

The following is a summary of the contractual agreements that the Company, through Beijing Momo IT, entered into with Beijing Momo and its Nominee Shareholders, as amended and entered into on April 18, 2014 and August 31, 2014:

Agreements that provide the Company effective control over the VIE:

(1)	Power of Attorney

Pursuant to the Power of Attorney, the Nominee Shareholders of Beijing Momo each irrevocably appointed Beijing Momo IT as the attorney-in-fact to act on their behalf on all matters pertaining to Beijing Momo and to exercise all of their rights as a shareholder of Beijing Momo, including but not limited to convene, attend and vote on their behalf at shareholders’ meetings, designate and appoint directors and senior management members. Beijing Momo IT may authorize or assign its rights under this appointment to a person as approved by its board of directors at its sole discretion. Each power of attorney will remain in force until the shareholder ceases to hold any equity interest in Beijing Momo. The Company believes the Powers of Attorney can demonstrate the power of its PRC subsidiary (Beijing Momo IT) to direct how the VIE should conduct its daily operations.

(2)	Exclusive Call Option Agreement

Under the Exclusive Call Option Agreement among Beijing Momo IT, Beijing Momo and Nominee Shareholders of Beijing Momo, each of the Nominee Shareholders irrevocably granted Beijing Momo IT or its designated representative(s) an exclusive option to purchase, to the extent permitted under PRC law, all or part of his, her or its equity interests in Beijing Momo at the consideration equal to the nominal price or at lowest price as permitted by PRC laws.

Beijing Momo IT or its designated representative(s) have sole discretion as to when to exercise such options, either in part or in full. Without Beijing Momo IT’s written consent, the Nominee Shareholders of Beijing Momo shall not transfer, donate, pledge, or otherwise dispose any equity interests of Beijing Momo in any way. In addition, any consideration paid by Beijing Momo IT to the Nominee Shareholders of Beijing Momo in exercising the option shall be transferred back to Beijing Momo IT or its designated representative(s). This agreement could be terminated when all the shareholders’ equity were acquired by WFOE or its designated representative(s) subject to the law of People’s Republic of China.

In addition, Beijing Momo irrevocably granted Beijing Momo IT an exclusive and irrevocable option to purchase any or all of the assets owned by Beijing Momo at the lowest price permitted under PRC law. Without Beijing Momo IT’s prior written consent, Beijing Momo and its Nominee Shareholders will not sell, transfer, mortgage or otherwise dispose of Beijing Momo’s material assets, legal or beneficial interests or revenues of more than RMB500,000 or allow an encumbrance on any interest in Beijing Momo.

(3)	Spousal Consent Letters

On April 18, 2014, each spouse of the married Nominee Shareholders of Beijing Momo entered into a Spousal Consent Letter, which unconditionally and irrevocably agreed that the equity interests in Beijing Momo held by and registered in the name of their spouse will be disposed of pursuant to the Equity Interest Pledge Agreement, the Exclusive Call Option Agreement, and the Power of Attorney. Each spouse agreed not to assert any rights over the equity interests in Beijing Momo held by their spouse. In addition, in the event that the spouse obtains any equity interests in Beijing Momo held by their spouse for any reason, they agreed to be bound by the contractual arrangements.

Agreements that transfer economic benefits to the Company:

(1)	Exclusive Cooperation Agreements and Supplemental Agreements

In August 2014, Beijing Momo IT entered into an Exclusive Cooperation Agreements and a Supplemental Agreement with Beijing Momo and Chengdu Momo, respectively, to supersede the Exclusive Technology Consulting and Management Services Agreements signed in April 2012 by Beijing Momo IT and Beijing Momo. Pursuant to the amended agreements, Beijing Momo IT has the exclusive right to provide, among other things, licenses, copyrights, technical and non-technical services to Beijing Momo and Chengdu Momo and receive service fees and license fees as consideration. Beijing Momo and Chengdu Momo will maintain a pre-determined level of operating profit and remit the excess operating profit, if any, to Beijing Momo IT as the consideration of the licenses, copyrights, technical and non-technical services provided by Beijing Momo IT. The agreements will remain effective for 10 years. At the sole discretion of Beijing Momo IT, the agreements could be renewed on applicable expirations dates, or Beijing Momo IT, Beijing Momo and Chengdu Momo could enter into other exclusive agreements.

For the years ended December 31, 2012, 2013 and 2014, Beijing Momo IT charged Beijing Momo and Chengdu Momo a service fee of $nil, $3,356 and $35,188 at WFOE’s discretion, respectively.

Since Beijing Momo IT has effectively controlled Beijing Momo through Power of Attorney, Equity Interest Pledge Agreement and Exclusive Call Option Agreement, Beijing Momo IT has the right to adjust the service fees at its sole discretion. The agreement shall remain effective in ten years. At the discretion of Beijing Momo IT, this agreement could be renewed on applicable expiration dates, or Beijing Momo IT and Beijing Momo could enter into another exclusive agreement.

(2)	Equity Interest Pledge Agreement

Under the equity interest pledge agreement among Beijing Momo IT and each of the Nominee Shareholders of Beijing Momo, the Nominee Shareholders pledged all of their equity interests in Beijing Momo to Beijing Momo IT to guarantee Beijing Momo’s and its shareholders’ payment obligations arising from the Exclusive Technology Consulting and Management Service Agreement, Business Operation Agreement and Exclusive Call Option Agreement, including but not limited to, the payments due to Beijing Momo IT for services provided.

If Beijing Momo or any of its Nominee Shareholders breaches its contractual obligations under the above agreements, Beijing Momo IT, as the pledgee, will be entitled to certain rights and entitlements, including receiving priority proceeds from the auction or sale of whole or part of the pledged equity interests of Beijing Momo in accordance with PRC legal procedures. During the term of the pledge, the shareholders of Beijing Momo shall cause Beijing Momo not to distribute any dividends and if they receive any dividends generated by the pledged equity interests, they shall transfer such received amounts to an account designated by Beijing Momo IT according to the instruction of Beijing Momo IT.

The pledge will remain binding until Beijing Momo and its Nominee Shareholders has fully performed all their obligations under the Exclusive Cooperation Agreements and Supplemental Agreements, Business Operations Agreement and Exclusive Call Option Agreement.

(3)	Business Operations Agreement

Under the Business Operations Agreement among Beijing Momo IT, Beijing Momo and the Nominee Shareholders of Beijing Momo, without the prior written consent of Beijing Momo IT or its designated representative(s), Beijing Momo shall not conduct any transaction that may substantially affect the assets, business, operation or interest of Beijing Momo IT. Beijing Momo and Nominee Shareholders shall also follow Beijing Momo IT’s instructions on management of Beijing Momo’s daily operation, finance and employee matters and appoint the nominee(s) designated by Beijing Momo IT as the director(s) and senior management members of Beijing Momo. In the event that any agreements between Beijing Momo IT and Beijing Momo terminates, Beijing Momo IT has the sole discretion to determine whether to continue any other agreements with Beijing Momo. Beijing Momo IT is entitled to any dividends or other interests declared by Beijing Momo and the shareholders of Beijing Momo have agreed to promptly transfer such dividends or other interests to Beijing Momo IT. The agreement shall remain effective in 10 years. At the discretion of Beijing Momo IT, this agreement will be renewed on applicable expiration dates, or Beijing Momo IT and Beijing Momo will enter into another exclusive agreement.

Through these contractual agreements, the Company has the ability to effectively control the VIE and is also able to receive substantially all the economic benefits of the VIE.

Risk in relation to the VIE structure

The Company believes that Beijing Momo IT and Beijing Momo’s contractual arrangements with the VIE are in compliance with PRC law and are legally enforceable. Certain shareholders of Beijing Momo are also shareholders of the Company and therefore have no current interest in seeking to act contrary to the contractual arrangements. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements and if the shareholders of the VIE were to reduce their interest in the Company, their interests may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the VIE not to pay the service fees when required to do so.

However, the Company cannot assure that when conflicts of interest arise, the shareholders will act in the best interests of the Company or that conflicts of interests will be resolved in the Company’s favor. Currently, the Company does not have existing arrangements to address potential conflicts of interest the shareholders of the VIE may encounter in their capacity as the beneficial owners and director of the VIE on the one hand, and as beneficial owners and directors or officer of the Company, on the other hand. The Company believes the shareholders of the VIE will not act contrary to any of the contractual arrangements and the Exclusive Call Option Agreement provides the Company with a mechanism to remove the shareholders as the beneficial shareholders of the VIE should they act to the detriment of the Company. The Company relies on the VIE’s shareholders, as directors and officer of the Company, to fulfill their fiduciary duties and abide by laws of the PRC and the BVI and act in the best interest of the Company. If the Company cannot resolve any conflicts of interest or disputes between the Company and the VIE’s shareholders, the Company would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.

The Company’s ability to control the VIE also depends on the Power of Attorney. Beijing Momo IT and Beijing Momo have to vote on all matters requiring shareholder approval in the VIE. As noted above, the Company believes this power of attorney is legally enforceable but may not be as effective as direct equity ownership.

In addition, if the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the PRC government could:

•	revoke the Group’s business and operating licenses;

•	require the Group to discontinue or restrict operations;

•	restrict the Group’s right to collect revenues;

•	block the Group’s websites;

•	require the Group to restructure the operations in such a way as to compel the Group to establish a new enterprise, re-apply for the necessary licenses or relocate our businesses, staff and assets;

•	impose additional conditions or requirements with which the Group may not be able to comply; or

•	take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business.

The imposition of any of these penalties may result in a material and adverse effect on the Group’s ability to conduct the Group’s business. In addition, if the imposition of any of these penalties causes the Group to lose the rights to direct the activities of the VIE or the right to receive their economic benefits, the Group would no longer be able to consolidate the VIE. The Group does not believe that any penalties imposed or actions taken by the PRC government would result in the liquidation of the Company, Beijing Momo IT, or the VIE.

The following financial statements amounts and balances of the VIE were included in the accompanying consolidated financial statements after the elimination of intercompany balances and transactions as of and for the years ended December 31:

	As of December 31,
	2013	2014
Cash and cash equivalents	$861	$9,867
Accounts receivable, net of allowance for doubtful accounts of $nil and $nil as of December 31, 2013 and 2014, respectively	1,935	7,038
Prepaid expenses and other current assets	435	5,306

Total current assets	3,231	22,211

Property and equipment, net	1,189	1,318
Rental deposits	—	312
Long term investments	—	809

Total assets	4,420	24,650

Accounts payable	125	3,728
Deferred revenue	3,714	16,348
Accrued expenses and other current liabilities	684	1,100

Total current liabilities	4,523	21,176

Total liabilities	$4,523	$21,176

	For the years ended December 31,
	2012	2013	2014
Net revenues	$—	$3,129	$44,755
Net (loss) profit	$(2,292)	$(2,179)	$32,945

	For the years ended December 31,
	2012	2013	2014
Net cash (used in) provided by operating activities	$(3,005)	$(2,956)	$40,383
Net cash used in investing activities	$(1,039)	$(723)	$(1,921)
Net cash used in financing activities	$—	$—	$—

The unrecognized revenue-producing assets that are held by the VIE are primarily self-developed intangible assets such as domain names, trademark and various licenses which are un-recognized at consolidated balance sheets.

The VIE contributed an aggregate of nil, 100% and 100% of the consolidated net revenues for the years ended December 31, 2012, 2013 and 2014, respectively. As of the fiscal years ended December 31, 2013 and 2014, the VIE accounted for an aggregate of 7.0% and 5.2%, respectively, of the consolidated total assets, and 81.3% and 55.6%, respectively, of the consolidated total liabilities. The assets that were not associated with the VIE primarily consist of cash and cash equivalents.

There are no consolidated VIE’s assets that are collateral for the VIE’s obligations and can only be used to settle the VIE’s obligations. There are no creditors (or beneficial interest holders) of the VIE that have recourse to the general credit of the Company or any of its consolidated subsidiaries. There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests, that require the Company or its subsidiaries to provide financial support to the VIE. However, if the VIE ever needs financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to its VIE through loans to the shareholders of the VIE or entrustment loans to the VIE. Relevant PRC laws and regulations restrict the VIE from transferring a portion of its net assets, equivalent to the balance of its statutory reserve and its share capital, to the Company in the form of loans and advances or cash dividends. Please refer to Note 18 for disclosure of restricted net assets. The Group may lose the ability to use and enjoy assets held by VIE that are important to the operation of business if VIE declare bankruptcy or becomes subject to a dissolution or liquidation proceeding.